COMMON STOCK	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
COMMON STOCK
A)	Stock Issued for cash

During 2018, the Company sold an aggregate of 14,836,250 units of its securities to 106 accredited investors in a private placement exempt from registration under the Securities Act in reliance on exemptions provided by Section 4(a)(2) and Rule 506(b) of Regulation D resulting in gross proceeds to the Company of $5,934,500.  Each unit, which was sold at a purchase price of $0.40, consisted of one share of common stock and one five-year warrant to purchase one share of common stock at an exercise price of $0.65 per share.  Spartan Capital, served as placement agent for the Company in this offering.  As compensation for its services, the Company paid Spartan Capital commissions and other fees totaling $793,450, and issued Spartan Capital Placement Agents Warrants to purchase an aggregate of 1,483,625 shares of our common stock, including the cash commission and Placement Agent Warrants issued pursuant to the final closing on November 30, 2018 included in the Company’s consolidated statement of changes in shareholders’ equity for the year ended December 31, 2018. We used $1.0 million of these proceeds from this final closing for the payment of the fees due Spartan Capital under the terms of the Consulting Agreement and M&A Advisory Agreement described in Note 11, and are using the balance for general working capital. Under the terms of the agreement the Company agreed to file a resale registration agreement within 120 days after the final closing of the offering covering the common stock shares issuable upon exercise of the Private Placement Warrants included in the Units. The Company did not file the resale registration agreement timely and has an obligation $3,260 per day that the filing is delinquent.

In August 2017 the Company issued 125,000 shares of its common stock for $50,000 or $0.40 per share to a private investor.

B)	Stock issued for services

The Company issued Spartan Capital 1,000,000 shares of our common stock based on the fair value at the date of grant, or $0.75 a share valued at $750,000 (the "Consulting Shares") in accordance with the consulting agreement. See Commitments and Contingencies Note 11.

In September 2018, the Company issued 10,000 shares of common stock to a consultant for services rendered based on the fair value at the date of grant, or $0.75 a share valued at $7,500.

On April 25, 2017, the Company issued to the Company’s employees 28,500 shares of its common stock with a fair value $22,800 on the date of issuance for compensation to employees and officers.

On January 16, 2017 the Company issued 3,600 shares to a consultant at $0.85 per share valued at $3,060 for services rendered. The Company valued these common shares based on a fair value on the date of the grant.

C)	Stock issued for acquisitions

On September 19, 2017, the Company issued 1,100,233 shares of its common stock in connection the acquisition of the DEM Group, LLC - (See Note 3). The common shares were valued at $429,092 or $0.85 per share, based on the fair value on the date of issuance.

D)	Stock issued for dividends

In January 2017, the Company issued 10,000 shares of its common stock as dividends to the holder of its Series A preferred stock.

Stock Option Compensation

The Company accounts for stock option compensation issued to employees for services in accordance with ASC Topic 718, “Compensation – Stock Compensation”. ASC Topic 718 requires companies to recognize in the statement of operations the grant-date fair value of stock options and other equity-based compensation issued to employees. The value of the portion of an employee award that is ultimately expected to vest is recognized as an expense over the requisite service periods using the straight-line attribution method. The Company accounts for non-employee share-based awards in accordance with the measurement and recognition criteria of ASU No. 2018-07, “Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-based Payment Accounting.” . The Company estimates the fair value of stock options by using the Black-Scholes option-pricing model.

Stock options issued to consultants and other non-employees as compensation for services provided to the Company are accounted for based on the fair value of the services provided or the estimated fair market value of the option, whichever is more reliably measurable in accordance with FASB ASC 505, Equity, and FASB ASC 718, including related amendments and interpretations. The related expense is recognized over the period the services are provided.

On April 20, 2011, the Company's board of directors and majority stockholder adopted the 2011 Stock Option Plan (the "2011 Plan"), to be effective on January 3, 2011. The Company has reserved for issuance an aggregate of 900,000 shares of common stock under the 2011 Plan. The maximum aggregate number of shares of Company stock that shall be subject to Grants made under the Plan to any individual during any calendar year shall be 180,000 shares. On April 1, 2013, the Company's board of directors and majority stockholder adopted the 2013 Stock Option Plan (the "2013 Plan"), to be effective on April 1, 2013. The Company has reserved for issuance an aggregate of 900,000 shares of common stock under the 2013 Plan. As of December 31, 2018, 132,000 shares were remaining under the 2013 Plan for the future issuance.

On May 22, 2015, the Company's board of directors and majority stockholder adopted the 2015 Stock Option Plan (the "2015 Plan"), to be effective on May 22, 2015. The Company has reserved for issuance an aggregate of 1,000,000 shares of common stock under the 2015 Plan. As of December 31, 2018, 375,000 shares were remaining under the 2015 Plan for future issuance.

The purpose of the 2011 Plan, 2013 Plan, and 2015 Plan (the “Plans” are to provide an incentive to attract and retain directors, officers, consultants, advisors and employees whose services are considered valuable, to encourage a sense of proprietorship and to stimulate an active interest of such persons into our development and financial success. Under the 2015 Plan, the Company is authorized to issue incentive stock options intended to qualify under Section 422 of the Code, non-qualified stock options, stock appreciation rights, performance shares, restricted stock and long-term incentive awards. The Company's board of directors will administer the 2011 Plan until such time as such authority has been delegated to a committee of the board of directors. The material terms of each option granted pursuant to the 2011 Plan by the Company shall contain the following terms: (i) that the purchase price of each share purchasable under an incentive option shall be determined by the Committee at the time of grant, (ii) the term of each option shall be fixed by the Committee, but no option shall be exercisable more than 10 years after the date such option is granted and (iii) in the absence of any option vesting periods designated by the Committee at the time of grant, options shall vest and become exercisable in terms and conditions, consistent with the Plan, as may be determined by the Committee and specified in the Grant Instrument. As of December 31, 2018, 9,000 shares were remaining under the 2011 Plan for future issuance.

On September 1, 2017 the Company granted 10,000 ten-year stock options, which have an exercise price of $0.50 per share. The aggregate fair value of these options was computed at $1,840 or $0.184 per option.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of our stock price over the expected option term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates.

The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors, which is subject to ASC Topic 718 requirements. These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants. The Company recognizes share-based compensation expense on a straight-line basis over the requisite service period for each award. The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted during the year ended December 31, 2017:

Assumptions:	2017
Expected term (years)	6.25
Expected volatility	52%
Risk-free interest rate	1.99%
Dividend yield	0%
Expected forfeiture rate	0%

The expected life is computed using the simplified method, which is the average of the vesting term and the contractual term. The expected volatility is based on an average of similar public company’s historical volatility, as the Company's common stock is quoted in the over the counter market on the OTCQB Tier of the OTC Markets, Inc. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related option at the time of the grant. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

No options were granted during the year ended December 31, 2018

The Company recorded $24,128 and $108,090 of stock option expense for the year ended December 31, 2018 and December 31, 2017 respectively. The stock option expense for year ended December 31, 2018 and 2017 has been recognized as a component of general and administrative expenses in the accompanying consolidated financial statements.

As of December 31, 2018 there were total unrecognized compensation costs related to non-vested share-based compensation arrangements of $11,678 to be recognized through December 2020.

A summary of the Company's stock option activity during the years ended December 31, 2018 and 2017 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2016	2,281,000	0.47	6.8	795,185
Granted	10,000	0.50	—	—
Exercised	—	—	—	—
Forfeited	(264,000)	0.80	—	(92,034)
Expired	—	—	—	—
Balance Outstanding, December 31, 2017	2,027,000	$0.42	5.5	$73,770
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(230,000)	0.22	2.58	122,496
Expired	—	—	—	—
Balance Outstanding, December 31, 2018	1,797,000	$0.44	5.1	$4,584,340
Exercisable at December 31, 2018	1,681,500	$0.44	5.2	$4,322,980

Summarized information with respect to options outstanding under the two option plans at December 31, 2018 is as follows:

Options Outstanding			Options Exercisable
Range or	Number	Remaining	Weighted	Number	Weighted
Exercise Price	Outstanding	Average	Average	Exercisable	Average
		Contractual	Exercise		Exercise
		Life (In Years)	Price		Price
0.14 - 0.24	540,000	2.7	$0.14	540,000	$0.14
0.25 - 0.49	351,000	4.2	$0.28	351,000	$0.028
0.50 - 0.85	906,000	6.7	$0.68	790,500	$0.66
	1,797,000	5.1	$0.44	1,681,500	$0.44

Summarized information with respect to options outstanding under the three option plans at December 31, 2017 is as follows:

Options Outstanding			Options Exercisable
Range or	Number	Remaining	Weighted	Number	Weighted
Exercise Price	Outstanding	Average	Average	Exercisable	Average
		Contractual	Exercise		Exercise
		Life (In Years)	Price		Price
0.14 - 0.24	720,000	3.0	$0.14	720,000	$0.14
0.25 - 0.49	351,000	5.2	$0.28	351,000	$0.28
0.50 - 0.85	956,000	7.4	$0.68	706,500	$0.67
	2,027,000	5.5	$0.42	1,777,500	$0.38